UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2010 - JUNE 30, 2011

ITEM	1. PROXY VOTING RECORD.

Issuer Name: GSI Group, Inc.

Ticker: GSIG

CUSIP: 36191C205

Meeting Date:	May 11, 2011	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	John A. Roush	Issuer	For	For
	Stephen W. Bershad	Issuer	For	For
	Eugene I. Davis	Issuer	For	For
	Dennis J. Fortino	Issuer	For	For
	Peter Heiland	Issuer	For	For
	Ira J. Lamel	Issuer	For	For
	Bryon O. Pond	Issuer	For	For

2	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the FYE December 31, 2011:	Issuer	For	For

Issuer Name: International Wire Group

Ticker: ITWG

CUSIP: 460933104

Meeting Date:	June 16, 2011	Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Board of Directors:

	Rodney D. Kent	Issuer	For	For
	Hugh Steven Wilson	Issuer	For	For
	Peter Blum	Issuer	For	For
	David M. Gilchrist, Jr.	Issuer	For	For
	Peter Reed	Issuer	For	For
	Philip Raygorodetsky	Issuer	For	For

2	To ratify Deloitte & Touche LLP as independent registered public accounting firm for the year ending December 31, 2010	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By: /s/ Elizabeth Greenwood

----------------------------------

Name: Elizabeth Greenwood

Title: Secretary and Chief Compliance Officer

Date: as of August 30, 2011